Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2017
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs and D-SIBs (Note)	0.25%	0.50%	0.75%	1.0%	1.0%	1.0%	1.0%

Note:	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2016 and 2017 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2016		2017
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	3,361	5.375	3,857	6.25
Actual	6,566	10.50	7,002	11.34
Tier 1 capital:
Required (Note)	4,299	6.875	4,783	7.75
Actual	7,905	12.64	8,212	13.30
Total risk-based capital:
Required (Note)	5,550	8.875	6,017	9.75
Actual	9,639	15.41	10,051	16.28
MHBK:
Common Equity Tier 1 capital:
Required	2,555	4.50	2,541	4.50
Actual	6,142	10.81	6,304	11.16
Tier 1 capital:
Required	3,406	6.00	3,388	6.00
Actual	7,244	12.75	7,536	13.34
Total risk-based capital:
Required	4,542	8.00	4,517	8.00
Actual	8,780	15.46	9,149	16.20
MHTB:
Common Equity Tier 1 capital:
Required	109	4.50	112	4.50
Actual	440	18.21	466	18.73
Tier 1 capital:
Required	145	6.00	149	6.00
Actual	440	18.21	466	18.73
Total risk-based capital:
Required	193	8.00	199	8.00
Actual	472	19.52	485	19.47
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,489	4.50	2,432	4.50
Actual	5,892	10.65	6,057	11.20
Tier 1 capital:
Required	3,318	6.00	3,243	6.00
Actual	7,004	12.66	7,316	13.53
Total risk-based capital:
Required	4,424	8.00	4,324	8.00
Actual	8,576	15.50	8,938	16.53
MHTB:
Common Equity Tier 1 capital:
Required	109	4.50	113	4.50
Actual	448	18.52	475	18.98
Tier 1 capital:
Required	145	6.00	150	6.00
Actual	448	18.52	475	18.98
Total risk-based capital:
Required	194	8.00	200	8.00
Actual	480	19.80	493	19.70

Note:

The required ratios disclosed above, at March 31, 2016 and 2017, include the transitional capital conservation buffer of 0.625% and 1.25%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.25% and 0.5%, respectively, which are both in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.